Derivative Instruments and Hedges - Schedule of Information About Volume and Fair Value Amounts of Derivative Instruments (Detail) (Not Designated as Hedging Instrument, Commodity swaps, USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014 MMBTU	Dec. 31, 2013 MMBTU	Dec. 31, 2012 MMBTU
Derivative [Line Items]
Notional amount	4,491,753	6,652,070	6,194,726
Prepaid Expenses and Other Current Assets [Member]
Derivative [Line Items]
Fair Value Asset	$ 2,533	$ 15,505	$ 20
Accrued Liabilities
Derivative [Line Items]
Fair Value Liabilities	(3,705)	(4,959)	(3,909)
Other Liabilities
Derivative [Line Items]
Fair Value Liabilities		0	(225)
Intangibles and Other Assets Net
Derivative [Line Items]
Fair Value Asset		$ 0	$ 29